Consolidated Balance Sheets (Parenthetical) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Consolidated Balance Sheets
Accumulated depreciation and amortization on property, plant and equipment	$ 8,714	$ 8,317